Finance Income (Expense)	12 Months Ended
Dec. 31, 2013
Banking And Thrift Interest [Abstract]
Finance Income (Expense)

9) Finance Income (Expense)

(a) Interest Expense

A reconciliation of total interest cost to interest expense as reported in the consolidated and combined carve-out statements of operations for the years ended December 31, 2013, 2012 and 2011 is as follows:

	Year Ended December 31,
(U.S. Dollars in thousands)	2013	2012	2011
Interest cost capitalized	$—	$—	$3,525
Interest expense	10,773	13,471	9,650

Total interest cost	$10,773	$13,471	$13,175

(b) Other Finance Expense

The following table presents the other finance expense for the years ended December 31, 2013, 2012 and 2011:

	Year Ended December 31,
(U.S. Dollars in thousands)	2013	2012	2011
Bank fees, charges and external guarantee costs	$1,414	$1,169	$918
Related party guarantee commissions (Note 18)	634	2,206	1,455
Related party financing service fee (Note 18)	—	3	368

Total other finance expense	$2,048	$3,378	$2,741